Investment Risks - LAFFER|TENGLER Equity Income ETF	Nov. 26, 2025
Market Risk [Member]
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Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk [Member]
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Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Active Management Risk [Member]
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Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

Large Capitalization Securities Risk [Member]
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Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Growth Stock Investment Risk [Member]
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Growth Stock Investment Risk. The Fund may invest in certain dividend-paying stocks generally viewed by the market as “growth stocks” but which, as a result of market events or events relating specifically to that stock, have become undervalued in the Sub-Adviser’s opinion. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

Value Stock Investment Risk [Member]
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Value Stock Investment Risk. Value stocks may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a value stock may not meet portfolio management’s perceived value assessment of that stock, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

High Dividend Style Risk [Member]
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High Dividend Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Cash and Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

ETF Structure Risk [Member]
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Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk [Member]
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Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk [Member]
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Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF [Member]
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Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Member]
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Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.